Tax - Deferred Taxes by Territory Explanatory (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	$ 101	$ 203	$ 86
Deferred gains on loan notes [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	34	52	55
Deferred gains on investments [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	54	78	87
Losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(40)	(44)	(67)
Employee benefits [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(20)	(27)	(32)
Other short-term temporary differences [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(83)	(95)	(196)
United Kingdom [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(49)
United Kingdom [member] | Losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(17)
United Kingdom [member] | Employee benefits [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(5)
United Kingdom [member] | Other short-term temporary differences [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(19)
United States [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	130
United States [member] | Deferred gains on loan notes [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	34
United States [member] | Deferred gains on investments [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	54
United States [member] | Losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(15)
United States [member] | Employee benefits [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(15)
United States [member] | Other short-term temporary differences [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(60)
Other Countries [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	20
Other Countries [member] | Losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(8)
Other Countries [member] | Other short-term temporary differences [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(4)
Property, plant and equipment [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	98	120	99
Property, plant and equipment [member] | United Kingdom [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(5)
Property, plant and equipment [member] | United States [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	103
Intangible assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	58	$ 60	$ 70
Intangible assets [member] | United Kingdom [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	(3)
Intangible assets [member] | United States [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	29
Intangible assets [member] | Other Countries [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred tax liability asset	$ 32